Note 8 - Equity - Schedule of Stockholders' Equity (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020
Balances			$ 86,625	$ 31,131
Share-based compensation			5,163	6,068
Forfeited restricted shares			(310)
Exercise of options			83
Accretion of contingently redeemable noncontrolling interest			(158)
Foreign currency translation adjustment loss	$ (41)	$ (277)	(116)	(226)
Net loss	(20,143)	(15,184)	(57,480)	(45,445)
Issuance of ordinary shares				31,395
Balances	$ 33,807	$ 22,923	$ 33,807	$ 22,923
Common Stock [Member]
Balances (in shares)			39,141,913	27,885,613
Balances			$ 4	$ 3
Share-based compensation (in shares)			12,248	17,198
Share-based compensation			$ 0	$ 0
Forfeited restricted shares (in shares)			(40,679)
Forfeited restricted shares			$ 0
Exercise of options (in shares)			28,771
Exercise of options			$ 0
Accretion of contingently redeemable noncontrolling interest			0
Foreign currency translation adjustment loss			0	0
Net loss			$ 0	$ 0
Issuance of ordinary shares (in shares)				2,613,590
Issuance of ordinary shares				$ 0
Balances (in shares)	39,142,253	30,516,401	39,142,253	30,516,401
Balances	$ 4	$ 3	$ 4	$ 3
Additional Paid-in Capital [Member]
Balances			366,451	246,979
Share-based compensation			5,143	5,936
Forfeited restricted shares			(310)
Exercise of options			83
Accretion of contingently redeemable noncontrolling interest			(158)
Foreign currency translation adjustment loss			0	0
Net loss			0	0
Issuance of ordinary shares				31,395
Balances	371,209	284,310	371,209	284,310
Retained Earnings [Member]
Balances			(277,818)	(216,845)
Share-based compensation			0	0
Forfeited restricted shares			0
Exercise of options			0
Accretion of contingently redeemable noncontrolling interest			0
Foreign currency translation adjustment loss			0	0
Net loss			(54,666)	(43,377)
Issuance of ordinary shares				0
Balances	(332,484)	(260,222)	(332,484)	(260,222)
AOCI Attributable to Parent [Member]
Balances			(297)	140
Share-based compensation			0	0
Forfeited restricted shares			0
Exercise of options			0
Accretion of contingently redeemable noncontrolling interest			0
Foreign currency translation adjustment loss			(101)	(187)
Net loss			0	0
Issuance of ordinary shares				0
Balances	(398)	(47)	(398)	(47)
Parent [Member]
Balances			88,340	30,277
Share-based compensation			5,143	5,936
Forfeited restricted shares			(310)
Exercise of options			83
Accretion of contingently redeemable noncontrolling interest			(158)
Foreign currency translation adjustment loss			(101)	(187)
Net loss			(54,666)	(43,377)
Issuance of ordinary shares				31,395
Balances	38,331	24,044	38,331	24,044
Noncontrolling Interest [Member]
Balances			(1,715)	854
Share-based compensation			20	132
Forfeited restricted shares			0
Exercise of options			0
Accretion of contingently redeemable noncontrolling interest			0
Foreign currency translation adjustment loss			(15)	(39)
Net loss			(2,814)	(2,068)
Issuance of ordinary shares				0
Balances	$ (4,524)	$ (1,121)	$ (4,524)	$ (1,121)